Consolidated Statements of Operations (Parentheticals) - $ / shares	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	738,327	18,975,000
Basic and diluted net income per share, common stock subject to possible redemption (in Dollars per share)	$ 0.06	$ 0.3
Diluted weighted average shares outstanding, common stock	4,166,586	5,193,750
Diluted net income per share, common stock	$ 0.06	$ 0.3